Stock-based Compensation - Stock Option Activity (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Outstanding, Shares (in shares)	17,500	19,250	19,250
Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 6.97	$ 11.32	$ 11.32
Granted, Shares (in shares)	10,000	10,000	10,000	3,250
Granted, Weighted Average Exercise Price (in dollars per share)	$ 11.50		$ 5.67
Exercise of stock options (in shares)	3,000	0	0	0
Exercised, Weighted Average Exercise Price (in dollars per share)	$ 9.23
Expired and forfeited, Shares (in shares)	(1,000)		(11,750)
Expired and forfeited, Weighted Average Exercise Price (in dollars per share)	$ 10.75		$ 12.99
Outstanding, Shares (in shares)	23,500		17,500	19,250
Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 8.45		$ 6.97	$ 11.32
Exercisable, Shares (in shares)	5,165		5,332
Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 6.54		$ 9.19